Investment Objectives and Goals - Abraham Fortress Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	Abraham Fortress Fund (the “Fund”) seeks to protect capital and achieve long-term capital appreciation.